INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

As of December 31, 2023 and 2022, intangibles, net consisted of the following:

	As of
	December 31,	December 31,
	2023	2022
Purchased software	$1,097,279	$1,129,526
Capitalized software development costs	1,475,691	506,803
	2,572,970	1,636,329
Less: accumulated amortization	(656,608)	(194,638)
Intangible assets, net	$1,916,362	$1,441,691

In the software development process, once the preliminary project stage was completed and management committed to funding the software through completion and the software will be used to perform the function intended, the application development stage started. In accordance with ASC 350-40-25, the software development costs incurred in the application development stage were capitalized, and the costs incurred in the preliminary project stage were expensed.

In 2023, the capitalized software for internal use was completed, the capitalized costs is amortized on a straight-line basis over the estimated useful live of three years.

For the years ended December 31, 2023, 2022 and 2021, amortization expense amounted to $468,781, $184,856 and $15,467. The Company did not recognize impairment loss for the years ended December 31, 2023 and 2022.

The following summarizes total future amortization expenses of the purchased software at December 31, 2023:

Year ending December 31,
2024	$761,345
2025	631,519
2026	339,205
2027	38,195
2028 and after	146,098
Total future amortization expense	$1,916,362